LONG-TERM INVESTMENTS (Details Narrative)	6 Months Ended
Jun. 30, 2023 shares
Silver Wolf Exploration Ltd. [Member] | Common Share [Member]
Statement [Line Items]
Number of common stock shares recevied as part of Option Agreement	500,000